Shareholder Report, Holdings (Details)	Oct. 31, 2025
C000216362 [Member] | JPMorgan Chase And Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%	[1]
C000216362 [Member] | Tesla Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%	[1]
C000216362 [Member] | Meta Platforms Inc Cl A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%	[1]
C000216362 [Member] | Alphabet Inc Cl C [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%	[1]
C000216362 [Member] | Alphabet Inc Cl A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%	[1]
C000216362 [Member] | Broadcom Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%	[1]
C000216362 [Member] | Amazon com Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%	[1]
C000216362 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.40%	[1]
C000216362 [Member] | Apple Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.70%	[1]
C000216362 [Member] | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.10%	[1]
C000216362 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000216362 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000216362 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	35.80%
C000216362 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000216362 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000216362 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.50%
C000216362 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.50%
C000216362 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000216362 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000216362 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.60%
C000216362 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000216362 [Member] | Net Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000216363 [Member] | Insmed Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%	[2]
C000216363 [Member] | Comfort System USA Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%	[2]
C000216363 [Member] | Credo Technology Group Holding Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%	[2]
C000216363 [Member] | Ciena Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%	[2]
C000216363 [Member] | Rocket Lab Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%	[2]
C000216363 [Member] | Astera Labs Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%	[2]
C000216363 [Member] | Tapestry Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%	[2]
C000216363 [Member] | Curtiss Wright Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%	[2]
C000216363 [Member] | Twilio Inc Cl A [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%	[2]
C000216363 [Member] | BWX Technologies Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%	[2]
C000216363 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000216363 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000216363 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.00%
C000216363 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.00%
C000216363 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000216363 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.80%
C000216363 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000216363 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000216363 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.40%
C000216363 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.20%
C000216363 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000216363 [Member] | Net Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(1.30%)
C000216363 [Member] | Investment Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000216364 [Member] | D Wave Quantum Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%	[3]
C000216364 [Member] | Lumen Technologies Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%	[3]
C000216364 [Member] | Coeur Mining Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%	[3]
C000216364 [Member] | Rambus Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%	[3]
C000216364 [Member] | Guardant Health Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%	[3]
C000216364 [Member] | Ionis Pharmaceuticals Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%	[3]
C000216364 [Member] | Rigetti Computing Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%	[3]
C000216364 [Member] | Lumentum Holdings Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%	[3]
C000216364 [Member] | Sandisk Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%	[3]
C000216364 [Member] | Bloom Energy Corp Cl A [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%	[3]
C000216364 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000216364 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000216364 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.70%
C000216364 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.10%
C000216364 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000216364 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.70%
C000216364 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000216364 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000216364 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.50%
C000216364 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.60%
C000216364 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000216364 [Member] | Net Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(1.90%)
C000216364 [Member] | Investment Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000216365 [Member] | ASML Holding NV [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%	[4]
C000216365 [Member] | SAP SE [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%	[4]
C000216365 [Member] | Nestle SA [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%	[4]
C000216365 [Member] | AstraZeneca PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%	[4]
C000216365 [Member] | HSBC Holdings PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%	[4]
C000216365 [Member] | Novartis AG [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%	[4]
C000216365 [Member] | Roche Holding AG [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%	[4]
C000216365 [Member] | Shell PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%	[4]
C000216365 [Member] | Toyota Motor Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%	[4]
C000216365 [Member] | Siemens AG [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%	[4]
C000216365 [Member] | AUSTRALIA
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000216365 [Member] | CANADA
Holdings [Line Items]
Percent of Net Asset Value	11.50%
C000216365 [Member] | DENMARK
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000216365 [Member] | FINLAND
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000216365 [Member] | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000216365 [Member] | GERMANY
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000216365 [Member] | HONG KONG
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000216365 [Member] | ISRAEL
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000216365 [Member] | ITALY
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000216365 [Member] | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	22.10%
C000216365 [Member] | NETHERLANDS
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000216365 [Member] | SINGAPORE
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000216365 [Member] | SPAIN
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000216365 [Member] | SWEDEN
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000216365 [Member] | SWITZERLAND
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000216365 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	12.30%
C000216365 [Member] | Net Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000216366 [Member] | Xiaomi Corp Cl B [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%	[5]
C000216366 [Member] | Reliance Industries Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%	[5]
C000216366 [Member] | Hon Hai Precision Industry Co Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%	[5]
C000216366 [Member] | PDD Holdings Inc ADR [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%	[5]
C000216366 [Member] | HDFC Bank Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%	[5]
C000216366 [Member] | SK hynix Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%	[5]
C000216366 [Member] | Alibaba Group Holding Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%	[5]
C000216366 [Member] | Samsung Electronics Co Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%	[5]
C000216366 [Member] | Tencent Holdings Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%	[5]
C000216366 [Member] | Taiwan Semiconductor Manufacturing Co Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.00%	[5]
C000216366 [Member] | HONG KONG
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000216366 [Member] | UNITED ARAB EMIRATES
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000216366 [Member] | THAILAND
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000216366 [Member] | TAIWAN
Holdings [Line Items]
Percent of Net Asset Value	20.30%
C000216366 [Member] | SOUTH AFRICA
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000216366 [Member] | SAUDI ARABIA
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000216366 [Member] | MEXICO
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000216366 [Member] | MALAYSIA
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000216366 [Member] | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Net Asset Value	13.10%
C000216366 [Member] | IRELAND
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000216366 [Member] | INDONESIA
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000216366 [Member] | INDIA
Holdings [Line Items]
Percent of Net Asset Value	15.60%
C000216366 [Member] | CHINA
Holdings [Line Items]
Percent of Net Asset Value	23.10%
C000216366 [Member] | BRAZIL
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000216366 [Member] | Net Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000216367 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000216367 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000216367 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000216367 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000216367 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000216367 [Member] | Government Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	49.20%
C000216367 [Member] | Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000216367 [Member] | Consumer Non Cyclical [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000216367 [Member] | Investment Companies Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000216367 [Member] | Consumer Cyclical [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000216367 [Member] | Net Other Assets and Liabilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	(1.70%)
C000216367 [Member] | Net Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(2.60%)
C000216367 [Member] | Investment Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000216367 [Member] | US Government Corporations and Agencies Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000216367 [Member] | US Treasury Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	45.40%
C000216367 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000216367 [Member] | Commercial Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000216367 [Member] | Corporate Bonds and Notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.20%
C000216367 [Member] | Foreign Governmental [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000216367 [Member] | U S Government Agencies Collateralized Municipal Backed [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000216367 [Member] | Municipal Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000216367 [Member] | U S Government Agencies Mortgage Backed Long [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.20%
C000216367 [Member] | U S Government Agencies Mortgage Backed Short [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.00%)	[6]
C000216367 [Member] | Mortgage Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.60%
C000216369 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000216369 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.20%
C000216369 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.50%
C000216369 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.20%
C000216369 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.80%
C000216369 [Member] | Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000216369 [Member] | Consumer Non Cyclical [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.90%
C000216369 [Member] | Investment Companies Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000216369 [Member] | Consumer Cyclical [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.70%
C000216369 [Member] | Net Other Assets and Liabilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000216369 [Member] | Basic Materials [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000216369 [Member] | Net Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000216369 [Member] | Investment Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000216369 [Member] | Corporate Bonds and Notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	97.50%
C000216369 [Member] | Swap Agreements [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[7]
C000216369 [Member] | Futures [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[7]
C000230859 [Member] | ASML Holding NV [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%	[8]
C000230859 [Member] | SAP SE [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%	[8]
C000230859 [Member] | Taiwan Semiconductor Manufacturing Co Ltd ADR [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.20%	[8]
C000230859 [Member] | Amadeus IT Group SA [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%	[8]
C000230859 [Member] | AIA Group Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%	[8]
C000230859 [Member] | Compass Group PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%	[8]
C000230859 [Member] | Alimentation Couche Tard Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%	[8]
C000230859 [Member] | Air Liquide SA [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%	[8]
C000230859 [Member] | Hoya Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%	[8]
C000230859 [Member] | LVMH Moet Hennessy Louis Vuitton SE [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%	[8]
C000230859 [Member] | AUSTRALIA
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000230859 [Member] | CANADA
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000230859 [Member] | DENMARK
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000230859 [Member] | FINLAND
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000230859 [Member] | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	14.60%
C000230859 [Member] | GERMANY
Holdings [Line Items]
Percent of Net Asset Value	10.20%
C000230859 [Member] | HONG KONG
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000230859 [Member] | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	11.20%
C000230859 [Member] | NETHERLANDS
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000230859 [Member] | SINGAPORE
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000230859 [Member] | SPAIN
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000230859 [Member] | SWITZERLAND
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000230859 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000230859 [Member] | TAIWAN
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000230859 [Member] | IRELAND
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000230859 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000230859 [Member] | Net Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000238330 [Member] | Pennon Group PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%	[9]
C000238330 [Member] | Bouygues SA [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%	[9]
C000238330 [Member] | Italgas SpA [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%	[9]
C000238330 [Member] | Engie SA [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%	[9]
C000238330 [Member] | Orange SA [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%	[9]
C000238330 [Member] | Omega Healthcare Investors Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.90%	[9]
C000238330 [Member] | Dominion Energy Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.30%	[9]
C000238330 [Member] | Fortum OYJ [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.10%	[9]
C000238330 [Member] | Enbridge Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.50%	[9]
C000238330 [Member] | Enel SpA [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.00%	[9]
C000238330 [Member] | CANADA
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000238330 [Member] | FINLAND
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000238330 [Member] | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	19.30%
C000238330 [Member] | GERMANY
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000238330 [Member] | ITALY
Holdings [Line Items]
Percent of Net Asset Value	13.10%
C000238330 [Member] | SPAIN
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000238330 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000238330 [Member] | CHINA
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000238330 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	38.30%
C000238330 [Member] | BELGIUM
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000238330 [Member] | Net Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%

[1]	Excludes money market funds or other short-term securities held for the investment of cash and cash collateral for securities loaned, if any.
[2]	Excludes money market funds or other short-term securities held for the investment of cash and cash collateral for securities loaned, if any.
[3]	Excludes money market funds or other short-term securities held for the investment of cash and cash collateral for securities loaned, if any.
[4]	Excludes money market funds or other short-term securities held for the investment of cash and cash collateral for securities loaned, if any.
[5]	Excludes money market funds or other short-term securities held for the investment of cash and cash collateral for securities loaned, if any.
[6]	Amount represents less than .1%.
[7]	Amount represents less than .1%.
[8]	Excludes money market funds or other short-term securities held for the investment of cash and cash collateral for securities loaned, if any.
[9]	Excludes money market funds or other short-term securities held for the investment of cash and cash collateral for securities loaned, if any.